Stock-Based Compensation - Schedule of Awards with Market-Based Conditions (Details) - Awards with Market-Based Conditions [Member]	12 Months Ended
Dec. 31, 2025 $ / shares shares
Schedule of Awards with Market-Based Conditions [Line Items]
Number of Shares, Beginning of period | shares
Weighted Average Grant-Date Fair Value, Beginning of period | $ / shares
Number of Shares, Granted | shares	120,000
Weighted Average Grant-Date Fair Value, Granted | $ / shares	$ 40
Number of Shares, Vested | shares
Weighted Average Grant-Date Fair Value, Vested | $ / shares
Number of Shares, Cancelled | shares
Weighted Average Grant-Date Fair Value, Cancelled | $ / shares
Number of Shares, End of period | shares	120,000
Weighted Average Grant-Date Fair Value, End of period | $ / shares	$ 40